Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2018	30	$10,924.00
Assumed in recapitalization	35,894	11.875
Cancelled in recapitalization	(30)	10,924.00
Granted post-recapitalization	313,499	10.93
Granted	—	—
Exercised	—	—
Expired or cancelled	(25)	70.00
Outstanding at December 31, 2019	349,368	11.025
Granted	326,936	5.60
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 31, 2020	676,304	$8.40
Exercisable at December 31, 2020	381,293	$10.68

Schedule of options outstanding and exercisable
Options Outstanding						Options Exercisable
Exercise Price		Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price		Number Exercisable	Weighted Average Exercise Price
$2.50-$500.00		254,531	3.35	$4.175		132,021	$4.03
$6.25		192,936	4.16	$6.25		20,435	$6.25
$7.50-$10.00		29,870	3.30	$8.425		29,870	$8.43
$12.00		6,000	2.49	$12.00		6,000	$12.00
$16.00		192,968	3.29	$16.00		192,968	$16.00
	676,304				381,293

Schedule of warrants activity
	Warrants Outstanding	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2018	76	$2,636.00
Assumed in recapitalization	900,000	2.00
Cancelled in recapitalization	(76)	2,636.00
Exchanged pursuant to recapitalization	(900,000)	2.00
Issued post-recapitalization	188,376	12.00
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 31, 2019	188,376	12.00
Issued	889,376	5.025
Cancelled pursuant to modification	(191,814)	12.00
Reissued pursuant to modification	575,440	4.00
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 31, 2020	1,461,377	$4.60